3. Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Contributed capital		$ 488
Payments to related parties	$ (297,928)	1,006,102
Due to related parties	$ 0	340,163
Stock issued in settlement of related party debt, shares issued	7,500,000
Proceeds from issuance of stock	$ 95,850
Gain on unrecognized grant date fair value of stock award	9,975,000
Share-based compensation	66,834,609	22,800,000
Cancellation of Restricted Stock Award
Share-based compensation	$ 47,500,000
Director
Common stock issued for cash, shares	250,000
Proceeds from issuance of stock	$ 25,000
Founder, Chairman, and Chief Executive Officer
Payments to related parties		$ 211,591